Segment Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Customer Segment	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Number of operating business segments	2
Intersegment profit	$ 154.9	$ 219.5	$ 319.2
Number of Customers Accounted for more than 10% of revenue	0
Revenues	3,356.4	3,456.5	3,706.4
Various Agencies Of U.S. Government
Segment Reporting Information [Line Items]
Revenues	529.0	512.0	523.0
Segment Reconciling Items
Segment Reporting Information [Line Items]
Intersegment profit	(78.7)	(90.1)	(95.1)
Other Technology | Segment Reconciling Items
Segment Reporting Information [Line Items]
Intersegment profit	$ 17.0	$ 6.0	$ 11.5